BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, seed series convertible preferred stock designated	8,000,000	8,000,000
Preferred stock, shares issued	1,799,331	1,399,331
Preferred stock, shares outstanding	1,799,331	1,399,331
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,080,750	4,807,750
Common stock, shares outstanding	4,080,750	3,807,750
Treasury stock, shares	1,000,000	1,000,000